(Loss) / earnings per share calculation (Tables)	6 Months Ended
Jul. 31, 2019
Earnings per share [abstract]
(Loss) / earnings per share calculation
The calculation of (loss) / earnings per share is based on the following data:

	Three months ended July 31, 2019	Three months ended July 31, 2018	Six months ended July 31, 2019	Six months ended July 31, 2018
		(Adjusted*)		(Adjusted*)
	000s	000s	000s	000s
(Loss) / profit for the period	(£5,159)	£26,634	(£9,184)	£20,792

Weighted average number of ordinary shares for basic (loss) / earnings per share	160,495	82,008	160,398	79,335
Effect of dilutive potential ordinary shares (share options and warrants)	—	649	—	628
Weighted average number of ordinary shares for diluted (loss) / earnings per share	160,495	82,657	160,398	79,963

Basic (loss) / earnings per ordinary share from operations £	(0.03)	0.32	(0.06)	0.26
Diluted (loss) / earnings per ordinary share from operations £	(0.03)	0.32	(0.06)	0.26

* See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’